Business Combinations - Summarizes the fair value of assets acquired and liabilities (Parenthetical) (Detail) $ in Millions	Jun. 15, 2021 USD ($)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Working capital Adjustments	$ 1.1